Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Earnings from continuing operations		$ 28.1	$ 195.0	$ 144.1	$ 163.3
Net earnings	40.5	28.1	195.0	144.1	174.1
Adjustments to reconcile earnings from continuing operations to net cash provided by operating activities:
Net gain on investments and other	(9.6)	(0.7)	(3.9)	(5.5)	(5.9)
Depreciation and amortization	40.4	30.8	140.4	115.2	93.1
Change in estimated acquisition earnout payables	4.4	2.5	3.4	(6.2)	(2.6)
Amortization of deferred compensation and restricted stock	2.2	1.7	8.3	6.8	6.6
Stock-based and other noncash compensation expense	0.9	1.0	7.5	14.3	9.0
Effect of changes in foreign exchange rates	(0.2)	0.2	1.9	0.3	0.8
Net change in restricted cash	33.2	25.6	(90.2)	31.9	(16.9)
Net change in premiums receivable	22.6	(27.0)	11.5	52.1	(2.7)
Net change in premiums payable	(35.6)	(16.4)	33.3	(55.8)	(11.5)
Net change in other current assets	(51.4)	27.3	52.4	(8.1)	(11.7)
Net change in accrued compensation and other accrued liabilities	41.9	(93.0)	19.2	12.8	5.9
Net change in fees receivable/unearned fees	(7.7)	(6.0)	4.3	(4.1)	(11.8)
Net change in income taxes payable	(2.0)	(1.7)	14.0	(10.4)	(23.1)
Net change in deferred income taxes	(7.4)	1.5	(20.4)	21.5	31.0
Net change in other noncurrent assets and liabilities	(21.0)	(23.5)	(33.7)	(24.9)	7.7
Net cash provided by operating activities of continuing operations			343.0	284.0	231.2
Earnings from discontinued operations					10.8
Other non-cash items from discontinued operations					(12.5)
Net cash provided (used) by operating activities	51.2	(49.6)	343.0	284.0	229.5
Cash flows from investing activities:
Net additions to fixed assets	(9.3)	(13.0)	(51.0)	(45.9)	(25.1)
Cash paid for acquisitions, net of cash acquired	(18.6)	(17.2)	(344.1)	(264.8)	(80.1)
Net proceeds from sales of operations	0.4	4.7	11.4	14.0	3.2
Net (funding) proceeds of investment transactions	(5.3)	13.2	1.5	(14.5)	9.4
Net cash used by investing activities	(32.8)	(12.3)	(382.2)	(311.2)	(92.6)
Cash flows from financing activities:
Proceeds from issuance of common stock	27.0	26.7	82.3	73.9	36.7
Tax impact from issuance of common stock	4.0	(0.2)	0.5	3.7	1.4
Repurchases of common stock			(1.5)	(1.2)	(0.8)
Dividends paid	(44.2)	(38.8)	(204.4)	(145.8)	(133.5)
Borrowings on line of credit facilities	18.0	157.0	303.0	151.0	48.0
Repayments on line of credit facilities	(97.0)	(75.0)	(184.0)	(141.0)	(48.0)
Borrowings of corporate related long-term debt			50.0	125.0
Net cash (used) provided by financing activities	(92.2)	69.7	45.9	65.6	(96.2)
Effect of changes in foreign exchange rates on cash and cash equivalents	(4.3)	2.8	4.2	3.0	3.2
Net (decrease) increase in cash and cash equivalents	(78.1)	10.6	10.9	41.4	43.9
Cash and cash equivalents at beginning of period	302.1	291.2	291.2	249.8	205.9
Cash and cash equivalents at end of period	224.0	301.8	302.1	291.2	249.8
Supplemental disclosures of cash flow information:
Interest paid	17.6	16.4	42.2	38.4	34.7
Income taxes paid	$ 9.8	$ 4.9	$ 47.5	$ 32.0	$ 37.6